Trade and Other Receivables (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Gross
Current	₪ 2,153	₪ 2,282
Past due up to one year	165	183
Past due one to two years	44	50
Past due more than two years	32	41
Total	2,394	2,556
Impairment
Current	(6)	(8)
Past due up to one year	(37)	(46)
Past due one to two years	(27)	(31)
Past due more than two years	(22)	(26)
Total	₪ (92)	₪ (111)